Laurie Dee
+1.714.830.0679
laurie.dee@morganlewis.com

October 6, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (File Nos. 333-122901 and 811-21719) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

On behalf of our client, Investment Managers Series Trust (the “Registrant”), we are filing Post-Effective Amendment No. 800 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 813 to the Registrant’s Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”).

The Amendment is being filed for the purpose of responding to comments received on the Registrant’s Post-Effective Amendment No. 777 filing, filed with the Commission on July 15, 2016, and to complete other non-material information contained in the prospectus and statement of additional information for the Fund. As noted on the facing page to the Amendment, the Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective immediately upon filing.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie Dee
Laurie Dee

Morgan, Lewis & Bockius llp
300 South Grand Avenue
Twenty-Second Floor
Los Angeles, CA 90071-3132	+1.213.612.2500
United States	+1.213.612.2501